Taxes on Income (Annual) (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
In thousands	2011	2010
Current:
Federal	$ 56	$ 51
State and local	-	-
Foreign	(48)	(32)
Income tax (expense) benefit, current	8	19
Deferred:
Federal	-	-
State and local	-	-
Income tax (expense) benefit, deferred	-	-
Income tax benefit	$ 8	$ 19

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2011	2010
Statutory federal income tax benefit rate	34.0%	34.0%
State income taxes, net of federal benefit	4.1	3.8
Federal tax credit refund	(4.0)	(0.7)
Foreign income taxed at different rates	0.3	(1.5)
Deferred tax asset valuation allowance	(31.6)	(35.2)
Other	(2.2)	(0.1)
Effective income tax rate	0.6%	0.3%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
In thousands	2011	2010
Deferred income tax asset :
Tax credit carryforwards	$ 926	$ 983
Operating loss carryforwards	10,240	11,200
Net pension costs	3,364	2,550
Warrant liabilities	1,462	-
Accruals	351	307
Allowance for bad debts	313	434
Other	411	211
Valuation allowance	(11,945)	(10,524)
Deferred income tax asset, Total	5,122	5,161
Deferred income tax liability:
Depreciation	4,113	4,765
Other	1,009	396
Deferred income tax liability, Total	5,122	5,161
Net deferred income taxes	$ -	$ -